NOTE 4 – PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Property, Plant and Equipment [Abstract]
NOTE 4 – PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The Company capitalized the renovation cost as leasehold improvement and the cost of furniture and appliances as fixed asset. Leasehold improvement relates to renovation and upgrade of the leased office.

The depreciation expense was $2,216 and $2,224 for the six months ended February 29, 2024 and February 28, 2023, respectively.

As of February 29, 2024 and August 31, 2023, the balance of property and equipment was as follows:

	February 29, 2024	August 31, 2023
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	25,974
Total cost	172,278	172,278
Accumulated depreciation	(166,240)	(164,024)
Property and equipment, net	$6,038	$8,254

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 4 – PROPERTY AND EQUIPMENT

The Company capitalized the renovation cost as leasehold improvement and the cost of furniture and appliances as fixed asset. Leasehold improvement relates to renovation and upgrade of the leased office.

The depreciation expense was $4,441 and $41,010 for the years ended August 31, 2023 and 2022, respectively.

As of August 31, 2023 and 2022, the balance of property and equipment was as follows:

	August 31, 2023	August 31, 2022
Leasehold improvement	$146,304	$146,304
Appliances and furniture	25,974	25,974
Total cost	172,278	172,278
Accumulated depreciation	(164,024)	(159,583)
Property and equipment, net	$8,254	$12,695